Details of expense relating to defined benefit plans by nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Details of expense relating to defined benefit plans by nature [Abstract]
Defined benefit allocated to Cost of sales	₩ 332,249	₩ 312,391	₩ 262,760
Defined benefit allocated to Selling, general and administrative expense	59,111	61,362	51,932
Defined benefit allocated to others	48,622	47,963	41,729
Defined benefit	₩ 439,982	₩ 421,716	₩ 356,421